Business Segment Information (Tables)	12 Months Ended
Feb. 28, 2017
Segment Reporting [Abstract]
Comparable adjustments
Comparable Adjustments that impacted comparability in our segment operating income (loss) for each period are as follows:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
(in millions)
Cost of product sold
Settlements of undesignated commodity derivative contracts	$23.4	$29.5	$4.4
Net gain (loss) on undesignated commodity derivative contracts	16.3	(48.1)	(32.7)
Flow through of inventory step-up	(20.1)	(18.4)	—
Amortization of favorable interim supply agreement	(2.2)	(31.7)	(28.4)
Other losses	—	—	(2.8)
Total cost of product sold	17.4	(68.7)	(59.5)

Selling, general and administrative expenses
Impairment of intangible assets	(37.6)	—	—
Costs associated with the Canadian Divestiture and related activities	(20.4)	—	—
Transaction, integration and other acquisition-related costs	(14.2)	(15.4)	(30.5)
Restructuring and related charges	(0.9)	(16.4)	—
Other gains (losses)	(2.6)	—	7.2
Total selling, general and administrative expenses	(75.7)	(31.8)	(23.3)

Gain on sale of business	262.4	—	—

Comparable Adjustments, Operating income (loss)	$204.1	$(100.5)	$(82.8)

Segment information
Segment information is as follows:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
(in millions)
Beer
Net sales	$4,229.3	$3,622.6	$3,188.6
Segment operating income	$1,534.4	$1,264.1	$1,017.8
Long-lived tangible assets	$2,810.0	$2,187.8	$1,485.6
Total assets	$11,325.3	$9,900.7	$8,281.0
Capital expenditures	$759.2	$800.3	$587.3
Depreciation and amortization	$114.9	$61.5	$45.4

Wine and Spirits
Net sales:
Wine	$2,739.3	$2,591.4	$2,523.4
Spirits	362.9	334.4	316.0
Net sales	$3,102.2	$2,925.8	$2,839.4
Segment operating income	$800.8	$727.0	$674.3
Earnings from unconsolidated investments	$29.2	$26.6	$21.5
Long-lived tangible assets	$992.9	$1,039.8	$1,071.8
Investments in equity method investees	$77.6	$76.2	$73.5
Total assets	$6,976.6	$6,770.4	$6,508.2
Capital expenditures	$100.0	$81.7	$96.8
Depreciation and amortization	$99.4	$100.2	$100.0

Corporate Operations and Other
Segment operating loss	$(139.9)	$(125.5)	$(109.1)
Losses from unconsolidated investments	$(0.2)	$—	$—
Long-lived tangible assets	$129.9	$105.8	$124.2
Investments in equity method investees	$21.1	$6.0	$—
Total assets	$300.5	$293.9	$303.8
Capital expenditures	$48.2	$9.3	$35.3
Depreciation and amortization	$31.4	$27.6	$28.2

Comparable Adjustments
Operating income (loss)	$204.1	$(100.5)	$(82.8)
Earnings (losses) from unconsolidated investments	$(1.7)	$24.5	$—
Depreciation and amortization	$2.2	$31.7	$28.4

Consolidated
Net sales	$7,331.5	$6,548.4	$6,028.0
Operating income	$2,399.4	$1,765.1	$1,500.2
Earnings from unconsolidated investments	$27.3	$51.1	$21.5
Long-lived tangible assets	$3,932.8	$3,333.4	$2,681.6
Investments in equity method investees	$98.7	$82.2	$73.5
Total assets	$18,602.4	$16,965.0	$15,093.0
Capital expenditures	$907.4	$891.3	$719.4
Depreciation and amortization	$247.9	$221.0	$202.0

Geographic data
Geographic data is as follows:

	For the Years Ended
	February 28, 2017	February 29, 2016	February 28, 2015
(in millions)
Net sales
U.S.	$6,807.7	$5,960.9	$5,360.0
Non-U.S. (primarily Canada)	523.8	587.5	668.0
	$7,331.5	$6,548.4	$6,028.0

	February 28, 2017	February 29, 2016
(in millions)
Long-lived tangible assets
U.S.	$1,037.6	$933.3
Non-U.S. (primarily Mexico)	2,895.2	2,400.1
	$3,932.8	$3,333.4